Income Tax - Schedule of Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Net income (loss) before taxes	€ (4,481,601)	€ (3,130,635)	€ 1,395,092
Add: permanent differences	2,539,999	886,178	59,930
Add (less): temporary differences	1,941,602	(68,819)	1,321
Less: cancellation of negative tax base
Taxable income (loss)		(2,313,276)	1,456,343
Tax rate at 25%		(93,022)	364,086
Add (less): deferred income tax expenses (recovery)	(1,144,601)	(1,023,826)	2,428
Income tax expense (recovery)	€ (1,144,601)	€ (1,116,848)	€ 366,514